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UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, D.C. 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED
MANAGEMENT INVESTMENT COMPANY

Investment Company Act file number       811-04963

The Berwyn Funds

(Exact name of registrant as specified in charter)

1189 Lancaster Avenue Berwyn, Pennsylvania	19312
(Address of principal executive offices)	(Zip code)

Kevin M. Ryan

The Killen Group, Inc.         1189 Lancaster Avenue         Berwyn, Pennsylvania 19312

(Name and address of agent for service)

Registrant's telephone number, including area code:  (610) 296-7222

Date of fiscal year end:         December 31, 2013

Date of reporting period:       March 31, 2013

Form N-Q is to be used by management investment companies other than small business investment companies registered on Form N-5 (§§ 239.24 and 274.5 of this chapter), to file reports with the Commission, not later than 60 days after the close of the first and third fiscal quarters, pursuant to Rule 30b1-5 under the Investment Company Act of 1940 (17 CFR 270.30b1-5). The Commission may use the information provided on Form N-Q in its regulatory, disclosure review, inspection, and policymaking roles.

A registrant is required to disclose the information specified by Form N-Q, and the Commission will make this information public. A registrant is not required to respond to the collection of information contained in Form N-Q unless the Form displays a currently valid Office of Management and Budget ("OMB") control number. Please direct comments concerning the accuracy of the information collection burden estimate and any suggestions for reducing the burden to Secretary, Securities and Exchange Commission, 450 Fifth Street, NW, Washington, DC 20549-0609. The OMB has reviewed this collection of information under the clearance requirements of 44 U.S.C. § 3507.

Item 1.  Schedule of Investments.

BERWYN FUND
SCHEDULE OF INVESTMENTS
March 31, 2013 (Unaudited)

COMMON STOCKS - 88.1%	Shares	Value
CONSUMER DISCRETIONARY - 16.6%
AUTO COMPONENTS - 2.5%
Spartan Motors, Inc.#	1,733,039	$9,185,107

AUTOMOBILES - 2.6%
Winnebago Industries, Inc.+	479,603	9,899,006

HOTELS, RESTAURANTS & LEISURE - 4.2%
Ruth's Hospitality Group, Inc.+	679,742	6,471,144
WMS Industries, Inc.+	369,900	9,325,179
		15,796,323
HOUSEHOLD DURABLES - 2.4%
Hooker Furniture Corp.#	564,811	9,003,087

SPECIALTY RETAIL - 2.7%
bebe stores, inc.	212,900	885,664
Genesco, Inc.+	41,200	2,475,708
Jos. A. Bank Clothiers, Inc.+	167,700	6,686,199
		10,047,571
TEXTILES, APPAREL & LUXURY GOODS - 2.2%
Crocs, Inc.+	543,700	8,052,197

CONSUMER STAPLES - 2.4%
FOOD PRODUCTS - 2.4%
Sanderson Farms, Inc.	165,500	9,037,955

ENERGY - 6.6%
ENERGY EQUIPMENT & SERVICES - 4.2%
Gulf Island Fabrication, Inc.	285,687	6,016,568
Newpark Resources, Inc.+	1,050,850	9,751,888
		15,768,456
OIL, GAS & CONSUMABLE FUELS - 2.4%
VAALCO Energy, Inc.+	1,191,900	9,046,521

FINANCIALS - 10.7%
COMMERCIAL BANKS - 2.6%
City Holding Co.	241,677	9,613,911

INSURANCE - 5.6%
Hallmark Financial Services, Inc.+	962,052	8,648,847

See Accompanying Notes to Schedules of Investments.

BERWYN FUND
SCHEDULE OF INVESTMENTS (Continued)

COMMON STOCKS - 88.1% (Continued)	Shares	Value
FINANCIALS - 10.7% (Continued)
INSURANCE - 5.6% (Continued)
Horace Mann Educators Corp.	459,150	$9,573,277
Stewart Information Services Corp.	108,550	2,764,769
		20,986,893
THRIFTS & MORTGAGE FINANCE - 2.5%
Dime Community Bancshares, Inc.	652,052	9,363,467

HEALTH CARE - 0.2%
LIFE SCIENCES TOOLS & SERVICES - 0.2%
Cambrex Corp.+	52,414	670,375

INDUSTRIALS - 22.5%
BUILDING PRODUCTS - 2.5%
AAON, Inc.	342,451	9,437,950

COMMERCIAL SERVICES & SUPPLIES - 9.9%
Ennis, Inc.	523,984	7,896,439
Knoll, Inc.	548,000	9,935,240
McGrath RentCorp	309,068	9,612,015
US Ecology, Inc.	368,092	9,772,842
		37,216,536
CONSTRUCTION & ENGINEERING - 2.2%
Granite Construction, Inc.	252,000	8,023,680

ELECTRICAL EQUIPMENT - 2.8%
Encore Wire Corp.	300,552	10,522,326

MACHINERY - 4.9%
Graham Corp.	451,093	11,160,041
Tennant Co.	144,324	7,008,373
		18,168,414
MARINE - 0.2%
Diana Shipping, Inc.+	70,000	746,200

TRADING COMPANIES & DISTRIBUTORS - 0.0%*
Houston Wire & Cable Co.	5,000	64,550

See Accompanying Notes to Schedules of Investments.

BERWYN FUND
SCHEDULE OF INVESTMENTS (Continued)

COMMON STOCKS - 88.1% (Continued)	Shares	Value
INFORMATION TECHNOLOGY - 21.4%
COMMUNICATIONS EQUIPMENT - 0.2%
ADTRAN, Inc.	28,500	$559,740

COMPUTERS & PERIPHERALS - 3.4%
Synaptics, Inc.+	311,019	12,655,363

ELECTRONIC EQUIPMENT, INSTRUMENTS & COMPONENTS - 6.9%
Methode Electronics, Inc.	805,630	10,376,515
Plexus Corp.+	285,000	6,925,500
ScanSource, Inc.+	305,800	8,626,618
		25,928,633
IT SERVICES - 1.3%
Unisys Corp.+	219,000	4,982,250

SEMICONDUCTORS & SEMICONDUCTOR EQUIPMENT - 7.5%
Advanced Energy Industries, Inc.+	503,900	9,221,370
Micrel, Inc.	875,339	9,199,813
Rudolph Technologies, Inc.+	835,350	9,840,423
		28,261,606
SOFTWARE - 2.1%
VASCO Data Security International, Inc.+	928,696	7,838,194

MATERIALS - 5.7%
CHEMICALS - 5.7%
KMG Chemicals, Inc.	475,362	9,241,037
Landec Corp.+	842,043	12,184,362
		21,425,399
TELECOMMUNICATION SERVICES - 2.0%
DIVERSIFIED TELECOMMUNICATION SERVICES - 2.0%
Vonage Holdings Corp.+	2,609,800	7,542,322

TOTAL COMMON STOCKS (Cost $264,006,397)		$329,844,032

See Accompanying Notes to Schedules of Investments.

BERWYN FUND
SCHEDULE OF INVESTMENTS (Continued)

MONEY MARKET FUNDS - 12.1%	Shares	Value
Fidelity Institutional Money Market Portfolio - Select Class, 0.05%^	18,521,263	$18,521,263
Invesco STIT-STIC Prime Portfolio (The) - Institutional Class, 0.09%^	8,417,619	8,417,619
Wells Fargo Advantage Heritage Money Market Fund - Institutional Class, 0.05%^	18,510,990	18,510,990
TOTAL MONEY MARKET FUNDS (Cost $45,449,872)		$45,449,872

TOTAL INVESTMENTS AT VALUE - 100.2% (Cost $309,456,269)		$375,293,904

LIABILITIES IN EXCESS OF OTHER ASSETS - (0.2%)		(807,479)

NET ASSETS - 100.0%		$374,486,425

#	The Fund owned 5% or more of the company's outstanding voting shares thereby making the company an affiliated company as that term is defined in the Investment Company Act of 1940 (Note 4).
+	Non-income producing security.
*	Percentage rounds to less than 0.1%.
^	The rate shown is the 7-day effective yield as of March 31, 2013.

See Accompanying Notes to Schedules of Investments.

BERWYN INCOME FUND
SCHEDULE OF INVESTMENTS
March 31, 2013 (Unaudited)

COMMON STOCKS - 29.6%	Shares	Value
CONSUMER DISCRETIONARY - 3.5%
AUTOMOBILES - 1.0%
Ford Motor Co.	1,115,000	$14,662,250

HOUSEHOLD DURABLES - 2.1%
Harman International Industries, Inc.	329,958	14,726,026
Newell Rubbermaid, Inc.	650,000	16,965,000
		31,691,026
SPECIALTY RETAIL - 0.4%
Chico's FAS, Inc.	351,965	5,913,012

CONSUMER STAPLES - 1.4%
FOOD & STAPLES RETAILING - 1.0%
SYSCO Corp.	435,000	15,298,950

PERSONAL PRODUCTS - 0.4%
Avon Products, Inc.	251,147	5,206,277

ENERGY - 1.0%
ENERGY EQUIPMENT & SERVICES - 1.0%
Tidewater, Inc.	310,800	15,695,400

FINANCIALS - 3.0%
DIVERSIFIED FINANCIAL SERVICES - 0.9%
JPMorgan Chase & Co.	300,000	14,238,000

INSURANCE - 2.1%
Hartford Financial Services Group, Inc.	620,000	15,996,000
HCC Insurance Holdings, Inc.	360,000	15,130,800
		31,126,800
HEALTH CARE - 4.0%
HEALTH CARE PROVIDERS & SERVICES - 1.1%
Omnicare, Inc.	393,900	16,039,608

PHARMACEUTICALS - 2.9%
GlaxoSmithKline plc - ADR	285,000	13,369,350
Johnson & Johnson	187,000	15,246,110
Pfizer, Inc.	529,000	15,266,940
		43,882,400

See Accompanying Notes to Schedules of Investments.

BERWYN INCOME FUND
SCHEDULE OF INVESTMENTS (Continued)

COMMON STOCKS - 29.6% (Continued)	Shares	Value
INDUSTRIALS - 4.9%
COMMERCIAL SERVICES & SUPPLIES - 3.1%
Ennis, Inc.#	1,602,008	$24,142,261
US Ecology, Inc.	852,258	22,627,450
		46,769,711
INDUSTRIAL CONGLOMERATES - 0.5%
3M Co.	71,000	7,548,010

MACHINERY - 1.3%
Joy Global, Inc.	65,000	3,868,800
Met-Pro Corp.#	1,467,819	15,162,570
		19,031,370
INFORMATION TECHNOLOGY - 7.3%
COMMUNICATIONS EQUIPMENT - 1.3%
Nokia Corp. - ADR+	5,800,000	19,024,000

ELECTRONIC EQUIPMENT, INSTRUMENTS & COMPONENTS - 4.0%
Corning, Inc.	1,610,000	21,461,300
FLIR Systems, Inc.	610,000	15,853,900
Methode Electronics, Inc.	1,790,263	23,058,587
		60,373,787
SEMICONDUCTORS & SEMICONDUCTOR EQUIPMENT - 1.0%
Intel Corp.	700,000	15,281,000

SOFTWARE - 1.0%
Microsoft Corp.	550,000	15,730,000

MATERIALS - 2.9%
CHEMICALS - 1.0%
Mosaic Co. (The)	245,000	14,604,450

METALS & MINING - 1.9%
Alcoa, Inc.	1,730,000	14,739,600
Cliffs Natural Resources, Inc.	720,000	13,687,200
		28,426,800
UTILITIES - 1.6%
ELECTRIC UTILITIES - 1.2%
Exelon Corp.	510,000	17,584,800

See Accompanying Notes to Schedules of Investments.

BERWYN INCOME FUND
SCHEDULE OF INVESTMENTS (Continued)

COMMON STOCKS - 29.6% (Continued)	Shares	Value
UTILITIES - 1.6% (Continued)
GAS UTILITIES - 0.4%
Laclede Group, Inc. (The)	148,280	$6,331,556

TOTAL COMMON STOCKS (Cost $396,805,095)		$444,459,207

PREFERRED STOCKS - 6.2%	Shares	Value
ENERGY - 0.7%
OIL, GAS & CONSUMABLE FUELS - 0.7%
Chesapeake Energy Corp. - CV	10,157	$899,910
Chesapeake Energy Corp. - Series 144A - CV	8,500	8,685,938
		9,585,848
FINANCIALS - 1.3%
DIVERSIFIED FINANCIAL SERVICES - 0.4%
JPMorgan Chase Capital XII	216,614	5,549,651

REAL ESTATE INVESTMENT TRUSTS (REIT) - 0.9%
Alexandria Real Estate Equity, Inc. - Series D - CV	5,000	137,500
First Industrial Realty Trust - Series J	87,892	2,200,816
Kimco Realty Corp. - Series J	29,028	736,730
Kimco Realty Corp. - Series K	1,100	27,841
Ramco-Gershenson Properties Trust - Series D	179,663	11,139,106
		14,241,993
HEALTH CARE - 2.2%
HEALTH CARE PROVIDERS & SERVICES - 2.2%
Omnicare Capital Trust II - Series B	635,760	32,741,640

MATERIALS - 2.0%
METALS & MINING - 2.0%
Cliffs Natural Resources, Inc. - CV	1,599,800	29,868,266

TOTAL PREFERRED STOCKS (Cost $91,736,509)		$91,987,398

See Accompanying Notes to Schedules of Investments.

BERWYN INCOME FUND
SCHEDULE OF INVESTMENTS (Continued)

CORPORATE BONDS - 44.5%	Par Value	Value
CONSUMER DISCRETIONARY - 11.9%
DIVERSIFIED CONSUMER SERVICES - 0.3%
Service Corp. International, 7.50%, due 04/01/27	$4,590,000	$5,094,900

HOTELS, RESTAURANTS & LEISURE - 0.1%
Ruby Tuesday, Inc., Series 144A, 7.625%, due 05/15/20	1,500,000	1,488,750

HOUSEHOLD DURABLES - 3.1%
D.R. Horton, Inc., 6.125%, due 01/15/14	2,000,000	2,065,000
D.R. Horton, Inc., 5.625%, due 09/15/14	3,000,000	3,153,750
D.R. Horton, Inc., 5.25%, due 02/15/15	17,702,000	18,675,610
D.R. Horton, Inc., 5.625%, due 01/15/16	8,328,000	9,035,880
D.R. Horton, Inc., 6.50%, due 04/15/16	2,750,000	3,052,500
Ethan Allen Global, Inc., 5.375%, due 10/01/15	10,500,000	10,920,000
		46,902,740
LEISURE EQUIPMENT & PRODUCTS - 0.4%
Brunswick Corp., 7.125%, due 08/01/27	6,150,000	6,472,875

MEDIA - 0.9%
Scholastic Corp., 5.00%, due 04/15/13	12,950,000	12,966,317

MULTI-LINE RETAIL - 2.2%
Family Dollar Stores, Inc., 5.00%, due 02/01/21	29,962,000	32,251,187

SPECIALTY RETAIL - 4.9%
Best Buy Co., Inc., 3.75%, due 03/15/16	6,250,000	6,250,000
Best Buy Co., Inc., 5.50%, due 03/15/21	41,199,000	39,757,035
Gap, Inc. (The), 5.95%, due 04/12/21	14,829,000	16,951,311
Woolworth Corp., 8.50%, due 01/15/22	9,000,000	10,125,000
		73,083,346
CONSUMER STAPLES - 4.2%
BEVERAGES - 1.0%
Molson Coors Brewing Co., 2.50%, due 07/30/13 CV	14,400,000	14,859,000

FOOD PRODUCTS - 3.2%
Archer-Daniels-Midland Co., 0.875%, due 02/15/14 CV	47,500,000	47,975,000

See Accompanying Notes to Schedules of Investments.

BERWYN INCOME FUND
SCHEDULE OF INVESTMENTS (Continued)

CORPORATE BONDS - 44.5% (Continued)	Par Value	Value
ENERGY - 0.9%
OIL, GAS & CONSUMABLE FUELS - 0.9%
Chesapeake Energy Corp., 2.75%, due 11/15/35 CV	$13,000,000	$13,016,250

FINANCIALS - 1.6%
REAL ESTATE INVESTMENT TRUSTS (REIT) - 1.6%
Health Care REIT, Inc., 4.95%, due 01/15/21	21,170,000	23,535,621

HEALTH CARE - 9.5%
HEALTH CARE EQUIPMENT & SUPPLIES - 4.1%
Medtronic, Inc., 1.625%, due 04/15/13 CV	47,471,000	47,471,000
Teleflex, Inc., 6.875%, due 06/01/19	13,870,000	15,014,275
		62,485,275
HEALTH CARE PROVIDERS & SERVICES - 1.2%
Hanger Orthopedic Group, Inc., 7.125%, due 11/15/18	17,050,000	18,414,000

LIFE SCIENCES TOOLS & SERVICES - 3.2%
Illumina, Inc., Series 144A, 0.25%, due 03/15/16 CV	49,751,000	47,885,337

PHARMACEUTICALS - 1.0%
Hospira, Inc., 5.60%, due 09/15/40	14,450,000	14,694,191

INDUSTRIALS - 4.2%
AEROSPACE & DEFENSE - 2.6%
Alliant Techsystems, Inc., 3.00%, due 08/15/24 CV	7,390,000	8,018,150
L-3 Communications Holdings, Inc., 3.00%, due 08/01/35 CV	30,000,000	30,337,500
		38,355,650

See Accompanying Notes to Schedules of Investments.

BERWYN INCOME FUND
SCHEDULE OF INVESTMENTS (Continued)

CORPORATE BONDS - 44.5% (Continued)	Par Value	Value
INDUSTRIALS - 4.2% (Continued)
COMMERCIAL SERVICES & SUPPLIES - 1.6%
Deluxe Corp., Series B, 5.125%, due 10/01/14	$13,951,000	$14,369,530
Deluxe Corp., 7.00%, due 03/15/19	9,560,000	10,372,600
		24,742,130
INFORMATION TECHNOLOGY - 11.2%
COMMUNICATIONS EQUIPMENT - 4.3%
InterDigital, Inc., 2.50%, due 03/15/16 CV	19,370,000	21,658,081
JDS Uniphase Corp., 1.00%, due 05/15/26 CV	16,000,000	15,940,000
Nokia Corp., 5.375%, due 05/15/19	13,000,000	12,382,500
Nokia Corp., 6.625%, due 05/15/39	16,786,000	15,317,225
		65,297,806
COMPUTERS & PERIPHERALS - 3.0%
SanDisk Corp., 1.00%, due 05/15/13 CV	45,000,000	44,971,875

ELECTRONIC EQUIPMENT, INSTRUMENTS & COMPONENTS - 0.1%
Anixter, Inc., 5.95%, due 03/01/15	1,882,000	1,999,625

SEMICONDUCTORS & SEMICONDUCTOR EQUIPMENT - 1.9%
Lam Research Corp., 0.50%, due 05/15/16 CV	27,887,000	28,340,164

SOFTWARE - 1.9%
TIBCO Software, Inc., Series 144A, 2.25%, due 05/01/32 CV	29,000,000	28,075,625

MATERIALS - 0.7%
METALS & MINING - 0.7%
Alcoa, Inc., 5.87%, due 02/23/22	5,349,000	5,715,374
Alcoa, Inc., 5.90%, due 02/01/27	5,000,000	5,311,705
		11,027,079
UTILITIES - 0.3%
GAS UTILITIES - 0.3%
Suburban Propane Partners, L.P., 7.375%, due 03/15/20	3,900,000	4,212,000

TOTAL CORPORATE BONDS (Cost $635,586,043)		$668,146,743

See Accompanying Notes to Schedules of Investments.

BERWYN INCOME FUND
SCHEDULE OF INVESTMENTS (Continued)

MONEY MARKET FUNDS - 19.6%	Shares	Value
Fidelity Institutional Money Market Government Portfolio - Class I, 0.01%^	72,264,608	$72,264,608
Fidelity Institutional Money Market Portfolio - Select Class, 0.05%^	74,493,612	74,493,612
Invesco STIT-STIC Prime Portfolio (The) - Institutional Class, 0.09%^	73,550,792	73,550,792
Wells Fargo Advantage Heritage Money Market Fund - Institutional Class, 0.05%^	73,998,724	73,998,724
TOTAL MONEY MARKET FUNDS (Cost $294,307,736)		$294,307,736

TOTAL INVESTMENTS AT VALUE - 99.9% (Cost $1,418,435,383)		$1,498,901,084

OTHER ASSETS IN EXCESS OF LIABILITIES - 0.1%		2,119,474

NET ASSETS - 100.0%		$1,501,020,558

144A	-
This is a restricted security that was sold in a transaction exempt from Rule 144A of the Securities Act of 1933.  This security may be sold in transactions exempt from registration, normally to qualified institutional buyers.

ADR	-	American Depositary Receipt.
CV	-	Convertible Security.

#	The Fund owned 5% or more of the company's outstanding voting shares thereby making the company an affiliated company as that term is defined in the Investment Company Act of 1940 (Note 4).
+	Non-income producing security.
^	The rate shown is the 7-day effective yield as of March 31, 2013.

See Accompanying Notes to Schedules of Investments.

BERWYN CORNERSTONE FUND
SCHEDULE OF INVESTMENTS
March 31, 2013 (Unaudited)

COMMON STOCKS - 94.4%	Shares	Value
CONSUMER DISCRETIONARY - 15.3%
AUTOMOBILES - 6.1%
Ford Motor Co.	37,350	$491,153
Thor Industries, Inc.	12,375	455,276
		946,429
HOUSEHOLD DURABLES - 3.0%
Harman International Industries, Inc.	10,575	471,962

SPECIALTY RETAIL - 6.2%
Best Buy Co., Inc.	13,750	304,562
Chico's FAS, Inc.	10,650	178,920
Gap, Inc. (The)	6,875	243,375
Lowe's Cos., Inc.	5,925	224,676
		951,533
CONSUMER STAPLES - 0.5%
PERSONAL PRODUCTS - 0.5%
Avon Products, Inc.	3,950	81,883

ENERGY - 11.7%
ENERGY EQUIPMENT & SERVICES - 6.1%
Helmerich & Payne, Inc.	8,025	487,117
Tidewater, Inc.	9,025	455,763
		942,880
OIL, GAS & CONSUMABLE FUELS - 5.6%
Chevron Corp.	3,550	421,811
Suncor Energy, Inc.	15,050	451,651
		873,462
FINANCIALS - 21.6%
CAPITAL MARKETS - 3.2%
Bank of New York Mellon Corp. (The)	17,650	494,024

COMMERCIAL BANKS - 3.3%
Wells Fargo & Co.	13,800	510,462

DIVERSIFIED FINANCIAL SERVICES - 3.9%
JPMorgan Chase & Co.	12,800	607,488

INSURANCE - 10.3%
Chubb Corp. (The)	5,325	466,097
HCC Insurance Holdings, Inc.	13,300	558,999

See Accompanying Notes to Schedules of Investments.

BERWYN CORNERSTONE FUND
SCHEDULE OF INVESTMENTS (Continued)

COMMON STOCKS - 94.4% (Continued)	Shares	Value
FINANCIALS - 21.6% (Continued)
INSURANCE - 10.3% (Continued)
Unum Group	20,100	$567,825
		1,592,921
THRIFTS & MORTGAGE FINANCE - 0.9%
New York Community Bancorp, Inc.	9,375	134,531

HEALTH CARE - 9.1%
PHARMACEUTICALS - 9.1%
Abbott Laboratories	4,500	158,940
GlaxoSmithKline plc - ADR	8,200	384,662
Johnson & Johnson	5,900	481,027
Pfizer, Inc.	13,350	385,281
		1,409,910
INDUSTRIALS - 11.6%
CONSTRUCTION & ENGINEERING - 3.7%
Jacobs Engineering Group, Inc.+	10,000	562,400

INDUSTRIAL CONGLOMERATES - 2.9%
3M Co.	4,225	449,160

MACHINERY - 5.0%
Dover Corp.	6,450	470,076
Lincoln Electric Holdings, Inc.	5,700	308,541
		778,617
INFORMATION TECHNOLOGY - 17.3%
COMMUNICATIONS EQUIPMENT - 4.3%
ADTRAN, Inc.	21,700	426,188
Nokia Corp. - ADR+	72,250	236,980
		663,168
COMPUTERS & PERIPHERALS - 4.8%
Dell, Inc.	42,175	603,524
Hewlett-Packard Co.	5,700	135,888
		739,412
ELECTRONIC EQUIPMENT, INSTRUMENTS & COMPONENTS - 3.1%
Itron, Inc.+	10,475	486,040

See Accompanying Notes to Schedules of Investments.

BERWYN CORNERSTONE FUND
SCHEDULE OF INVESTMENTS (Continued)

COMMON STOCKS - 94.4% (Continued)	Shares	Value
INFORMATION TECHNOLOGY - 17.3% (Continued)
SEMICONDUCTORS & SEMICONDUCTOR EQUIPMENT - 2.7%
Intel Corp.	18,725	$408,767

SOFTWARE - 2.4%
Microsoft Corp.	13,100	374,660

MATERIALS - 7.3%
METALS & MINING - 7.3%
Alcoa, Inc.	42,650	363,378
Nucor Corp.	9,900	456,885
Reliance Steel & Aluminum Co.	4,300	306,031
		1,126,294

TOTAL COMMON STOCKS (Cost $12,217,318)		$14,606,003

MONEY MARKET FUNDS - 5.4%	Shares	Value
Fidelity Institutional Money Market Portfolio - Select Class, 0.05%^	753,444	$753,444
Wells Fargo Advantage Heritage Money Market Fund - Institutional Class, 0.05%^	77,150	77,150
TOTAL MONEY MARKET FUNDS (Cost $830,594)		$830,594

TOTAL INVESTMENTS AT VALUE - 99.8% (Cost $13,047,912)		$15,436,597

OTHER ASSETS IN EXCESS OF LIABILITIES - 0.2%		24,955

NET ASSETS - 100.0%		$15,461,552

ADR - American Depositary Receipt.

+	Non-income producing security.
^	The rate shown is the 7-day effective yield as of March 31, 2013.

See Accompanying Notes to Schedules of Investments.

THE BERWYN FUNDS

NOTES TO SCHEDULES OF INVESTMENTS

March 31, 2013 (Unaudited)

1.   Securities Valuation

Securities of Berwyn Fund, Berwyn Income Fund and Berwyn Cornerstone Fund (the “Funds”) that are listed on a national securities exchange are valued at the last quoted sales price.  Securities not traded on the valuation date, NASDAQ traded securities, all bonds and other securities not listed on a national securities exchange are valued at the last quoted bid price.  Short-term investments may be valued at amortized cost which approximates market value.  The value of other assets and securities for which no quotations are readily available, or quotations for which the Funds’ investment advisor believes do not reflect market value, are valued at fair value as determined in good faith by the advisor under the supervision of the Board of Trustees and will be classified as Level 2 or 3 within the fair value hierarchy (see below), depending on the inputs used.  Factors in determining portfolio investments subject to fair value determination include, but are not limited to the following:  only a bid price or an asked price is available; the spread between bid and asked prices is substantial; infrequency of sales; the thinness of the market; the size of reported trades; a temporary lapse in the provision of prices by a reliable pricing source, and actions of the securities markets, such as the suspension or limitation of trading.

Generally accepted accounting principles (“GAAP”) establish a single authoritative definition of fair value, set out a framework for measuring fair value and require additional disclosures about fair value measurements.

Various inputs are used in determining the value of the Funds’ investments.  These inputs are summarized in the three broad levels listed below:

•	Level 1 – quoted prices in active markets for identical securities
•	Level 2 – other significant observable inputs
•	Level 3 – significant unobservable inputs

Corporate Bonds held by Berwyn Income Fund are classified as Level 2 since values are based on prices provided by an independent pricing service that utilizes various “other significant observable inputs” including bid and ask quotations, prices of similar securities and interest rates, among other factors.

The inputs or methodology used for valuing securities are not necessarily an indication of the risks associated with investing in those securities.  The inputs used to measure fair value may fall into different levels of the fair value hierarchy.  In such cases, for disclosure purposes, the level in the fair value hierarchy within which the fair value measurement falls in its entirety is determined based on the lowest level input that is significant to the fair value measurement.

The following is a summary of the inputs used to value each Fund’s investments as of March 31, 2013 by security type:

Berwyn Fund	Level 1	Level 2	Level 3	Total

Common Stocks	$329,844,032	$-	$-	$329,844,032
Money Market Funds	45,449,872	-	-	45,449,872
Total	$375,293,904	$-	$-	$375,293,904

Berwyn Income Fund	Level 1	Level 2	Level 3	Total

Common Stocks	$444,459,207	$-	$-	$444,459,207
Preferred Stocks	91,987,398	-	-	91,987,398
Corporate Bonds	-	668,146,743	-	668,146,743
Money Market Funds	294,307,736	-	-	294,307,736
Total	$830,754,341	$668,146,743	$-	$1,498,901,084

Berwyn Cornerstone Fund	Level 1	Level 2	Level 3	Total

Common Stocks	$14,606,003	$-	$-	$14,606,003
Money Market Funds	830,594	-	-	830,594
Total	$15,436,597	$-	$-	$15,436,597

THE BERWYN FUNDS

NOTES TO SCHEDULES OF INVESTMENTS (Continued)

Refer to each Fund’s Schedule of Investments for a listing of the securities valued by security type and industry type.  As of March 31, 2013, the Funds did not have any transfers in and out of any Level. The Funds did not have any assets or liabilities or derivative instruments that were measured at fair value on a recurring basis using significant unobservable inputs (Level 3) as of March 31, 2013. It is the Funds’ policy to recognize transfers into and out of any Level at the end of the reporting period.

2.   Investment Transactions

Security transactions are accounted for on trade date.  Gains and losses on securities sold are determined on a specific identification basis.

3.   Federal Income Tax

The following information is computed on a tax basis for each item as of March 31, 2013:

	Berwyn Fund	Berwyn Income Fund	Berwyn Cornerstone Fund
Cost of portfolio investments	$310,971,589	$1,419,008,304	$13,100,913
Gross unrealized appreciation	$73,450,213	$106,662,584	$2,938,943
Gross unrealized depreciation	(9,127,898)	(26,769,804)	(603,259)
Net unrealized appreciation	$64,322,315	$79,892,780	$2,335,684

The difference between the federal income tax cost of portfolio investments and the Schedules of Investments cost for the Funds is due to certain timing differences in the recognition of capital gains or losses under income tax regulations and GAAP.  These “book/tax” differences are temporary in nature and are due to the tax deferral of losses on wash sales.

4.  Affiliated Investment

A company is considered an affiliate of a Fund under the Investment Company Act of 1940 if the Fund’s holdings in that company represent 5% or more of the outstanding voting shares of that company.  Accordingly, the following holdings are considered affiliates of Berwyn Fund and Berwyn Income Fund.  Further detail on these holdings during the period ended March 31, 2013 appears below:

Berwyn Fund:
	Hooker Furniture Corp.	Spartan Motors, Inc.
Percentage of Outstanding Voting Shares Owned	5.23%	5.11%
Shares at Beginning of Period	571,811	1,531,002
Shares Purchased During the Period	-	202,037
Shares Sold During the Period	(7,000)	-
Shares at End of Period	564,811	1,733,039
Market Value at Beginning of Period	$8,274,105	$7,532,530
Cost of Purchases During the Period	-	1,111,383
Cost of Sales During the Period	(106,204)	-
Change in Unrealized Appreciation (Depreciation)	835,186	541,194
Market Value at End of Period	$9,003,087	$9,185,107
Net Realized Losses During the Period	$(3,129)	$-
Dividend Income Earned During the Period	$56,481	$-

THE BERWYN FUNDS

NOTES TO SCHEDULES OF INVESTMENTS (Continued)

Berwyn Income Fund:
	Ennis, Inc.	Met-Pro Corp.
Percentage of Outstanding Voting Shares Owned	6.12%	9.99%
Shares at Beginning of Period	1,602,008	1,467,819
Shares at End of Period	1,602,008	1,467,819
Market Value at Beginning of Period	$24,783,064	$14,223,166
Change in Unrealized Appreciation (Depreciation)	(640,803)	939,404
Market Value at End of Period	$24,142,261	$15,162,570
Net Realized Gains (Losses) During the Period	$-	$-
Dividend Income Earned During the Period	$-	$106,417

Item 2. Controls and Procedures.

(a)  Based on their evaluation of the registrant’s disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940) as of a date within 90 days of the filing date of this report, the registrant’s principal executive officer and principal financial officer have concluded that such disclosure controls and procedures are reasonably designed and are operating effectively to ensure that material information relating to the registrant, including its consolidated subsidiaries, is made known to them by others within those entities, particularly during the period in which this report is being prepared, and that such information is recorded, processed, summarized, and reported on a timely basis.

(b)  There were no changes in the registrant’s internal control over financial reporting (as defined in Rule 30a-3(d) under the Investment Company Act of 1940) that occurred during the registrant’s last fiscal quarter that have materially affected, or are reasonably likely to materially affect, the registrant’s internal control over financial reporting.

Item 3. Exhibits.

File as exhibits as part of this Form a separate certification for each principal executive officer and principal financial officer of the registrant as required by Rule 30a-2(a) under the Act (17 CFR 270.30a-2(a)):  Attached hereto

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

(Registrant)   The Berwyn Funds

By (Signature and Title)*		/s/ Robert E. Killen
Robert E. Killen, President

Date	May 20, 2013

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By (Signature and Title)*		/s/ Robert E. Killen
Robert E. Killen, President

Date	May 20, 2013

By (Signature and Title)*		/s/ Mark J. Seger
Mark J. Seger, Treasurer

Date	May 20, 2013

*	Print the name and title of each signing officer under his or her signature.